Annual Total Returns - Fidelity® Series International Small Cap Fund [BarChart] - 10.31 Fidelity Series International Funds Series Combo PRO-12 - Fidelity® Series International Small Cap Fund - Fidelity Series International Small Cap Fund-Default
Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	21.80%
Annual Return 2011	(10.40%)
Annual Return 2012	22.95%
Annual Return 2013	24.65%
Annual Return 2014	(1.98%)
Annual Return 2015	9.44%
Annual Return 2016	(2.40%)
Annual Return 2017	34.46%
Annual Return 2018	(13.06%)
Annual Return 2019	28.20%